10. CONVERTIBLE NOTE PAYABLE - RELATED PARTIES AND FAIR VALUE MEASUREMENTS (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended		13 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Feb. 05, 2018
Repayments of related party debt, principal and interest	$ 3,000	$ 3,000
Convertible Notes Payable - Related Parties	207,116		$ 197,616	$ 724,616
Conversion of debt, amount converted			600,000	0
Conversion of debt, interest converted			$ 104,709
Conversion of debt, shares issued			4,698,060
Notes Payable [Member]
Interest rate on convertible note			10.00%
Automobile Loan [Member]
Interest rate on convertible note			5.99%
Wheatley Note [Member]
Convertible Notes Payable - Related Parties	147,500
Deferred Bonus		$ 35,000
Wheatley Note [Member] | Convertible Notes Payable [Member]
Convertible Notes Payable - Related Parties	147,500		$ 135,000	50,000
Accrued and unpaid interest	$ 15,769		$ 12,312
Interest rate on convertible note	10.00%		10.00%
Evey Note [Member]
Convertible Notes Payable - Related Parties	$ 59,616
Evey Note [Member] | Convertible Notes Payable [Member]
Convertible Notes Payable - Related Parties				74,616
Gemini Master Fund - Third Amended [Member] | Convertible Notes Payable [Member]
Convertible Notes Payable - Related Parties			$ 0	600,000
Convertible Notes Payable [Member] | Wheatley Note [Member]
Debt maturity date			Dec. 31, 2020
Convertible Notes Payable [Member] | Evey Note [Member]
Debt maturity date	Dec. 31, 2017		Dec. 31, 2017
Repayments of related party debt, principal and interest				$ 12,000
Convertible Notes Payable - Related Parties	$ 59,616		$ 62,616
Accrued and unpaid interest	$ 64,222		$ 61,242
Interest rate on convertible note	10.00%		10.00%
Convertible Notes Payable [Member] | Gemini Master Fund - Third Amended [Member]
Conversion of debt, amount converted					$ 600,000
Conversion of debt, interest converted					$ 104,709
Conversion of debt, shares issued					4,698,060